COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Note 14—COMMITMENTS AND CONTINGENCIES

Operating Lease Commitments

The Company has entered into various operating lease agreements principally for its office spaces in China. Rental expenses under operating leases for the years ended March 31, 2018, 2017 and 2016 were $1,163,326, $720,314 and $702,005, respectively.

The Company conducted most of its operations from leased offices spaces which will expire over the next three years. There is no contingent rental payments beside minimum lease payment. In most circumstances, management expects that in the normal course of business, leases will be renewed or replaced by other leases. Future minimum lease payments under non-cancelable operating lease agreements as of March 31, 2018 are follows:

Minimum lease payment
Years ending March 31,
2019	$1,904,999
2020	1,513,330
2021	705,574

Total	$4,123,903

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters.  The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. As of March 31, 2018 and 2017, no such contingent liability is assessed as probable.